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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         KKR Asset Management LLC
                 ---------------------------------
   Address:      555 California Street, 50th Floor
                 ---------------------------------
                 San Francisco, CA 94104
                 -------------------------------

Form 13F File Number: 28-14775
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nicole Macarchuk
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (415) 315-6538
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Nicole Macarchuk         San Francisco, CA    November 14, 2012
   -------------------------------    -----------------    -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 55
                                        --------------------

Form 13F Information Table Value Total: $640,764
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number      Name

       1      28-12880                  Kohlberg Kravis Roberts & Co. L.P.
    ------       -----------------      ---------------------------------

                           FORM 13F INFORMATION TABLE
                            KKR ASSET MANAGEMENT LLC
                      FOR QUARTER ENDED SEPTEMBER 30, 2012

                                                                                                             VOTING AUTHORITY
                                                  VALUE      SHRS OR     SH/ PUT/  INVESTMENT   OTHER   --------------------------
   NAME OF ISSUER    TITLE OF CLASS     CUSIP   (x$1000)     PRN AMT     PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED      NONE
----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS         COM               002824100 12,670    184,800        SH       SHARED-OTHER 1               184,800
AMERICAN AXLE & MFG
 HLDGS IN           COM               024061103 7,905     701,400        SH       SHARED-OTHER 1               701,400
APPLE INC           COM               037833100 14,009    21,000         SH       SHARED-OTHER 1               21,000
B/E AEROSPACE INC   COM               073302101 5,546     131,700        SH       SHARED-OTHER 1               131,700
BERKSHIRE HATHAWAY
 INC DEL            CL B NEW          084670702 8,820     100,000        SH       SHARED-OTHER 1               100,000
CBS CORP NEW        CL B              124857202 6,539     180,000        SH       SHARED-OTHER 1               180,000
COMCAST CORP NEW    CL A              20030N101 8,759     245,000        SH       SHARED-OTHER 1               245,000
COMVERSE TECHNOLOGY
 INC                COM PAR $0.10     205862402 56,875    9,247,922      SH       SHARED-OTHER 1               9,247,922
CSX CORP            COM               126408103 8,508     410,000        SH       SHARED-OTHER 1               410,000
CYTEC INDS INC      COM               232820100 12,016    183,400        SH       SHARED-OTHER 1               183,400
DAVITA INC          COM               23918K108 15,977    154,200        SH       SHARED-OTHER 1               154,200
DEERE & CO          COM               244199105 13,195    160,000        SH       SHARED-OTHER 1               160,000
E TRADE FINANCIAL
 CORP               COM NEW           269246401 6,259     711,200        SH       SHARED-OTHER 1               711,200
EAGLE MATERIALS INC COM               26969P108 9,275     200,500        SH       SHARED-OTHER 1               200,500
EASTMAN CHEM CO     COM               277432100 15,393    270,000        SH       SHARED-OTHER 1               270,000
ENBRIDGE INC        COM               29250N105 22,967    598,100        SH       SHARED-OTHER 1               598,100

                                                                                                             VOTING AUTHORITY
                                                  VALUE      SHRS OR     SH/ PUT/  INVESTMENT   OTHER   --------------------------
   NAME OF ISSUER    TITLE OF CLASS     CUSIP   (x$1000)     PRN AMT     PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED      NONE
----------------------------------------------------------------------------------------------------------------------------------
EOG RES INC         COM               26875P101 8,953     79,900        SH       SHARED-OTHER 1                79,900
EXPEDITORS INTL
 WASH INC           COM               302130109 4,362     120,000        SH       SHARED-OTHER 1               120,000
FMC TECHNOLOGIES
 INC                COM               30249U101 6,255     135,100        SH       SHARED-OTHER 1               135,100
GENERAL MTRS CO     COM               37045V100 16,349    718,650        SH       SHARED-OTHER 1               718,650
GENERAL MTRS CO     *W EXP 07/10/201  37045V118 4,305     312,401        SH       SHARED-OTHER 1               312,401
GENERAL MTRS CO     *W EXP 07/10/201  37045V126 2,580     312,401        SH       SHARED-OTHER 1               312,401
GENERAL MTRS CO     JR PFD CNV SRB    37045V209 22,055    591,600        SH       SHARED-OTHER 1               591,600
GOOGLE INC          CL A              38259P508 15,165    20,100         SH       SHARED-OTHER 1               20,100
GRAINGER W W INC    COM               384802104 13,690    65,700         SH       SHARED-OTHER 1               65,700
HUMANA INC          COM               444859102 2,133     30,400         SH       SHARED-OTHER 1               30,400
INTL PAPER CO       COM               460146103 21,429    590,000        SH       SHARED-OTHER 1               590,000
INTL PAPER CO       COM               460146103 18,160    500,000        SH  PUT  SHARED-OTHER 1               500,000
ISHARES INC         MSCI BRAZIL       464286400 17,791    329,100        SH       SHARED-OTHER 1               329,100
KB HOME             COM               48666K109 1,148     80,000         SH       SHARED-OTHER 1               80,000
KRAFT FOODS INC     CL A              50075N104 8,682     194,500        SH       SHARED-OTHER 1               194,500
MARATHON OIL CORP   COM               565849106 19,291    652,400        SH       SHARED-OTHER 1               652,400
MASTERCARD INC      CL A              57636Q104 4,334     9,600          SH       SHARED-OTHER 1               9,600
MEADWESTVACO CORP   COM               583334107 17,901    585,000        SH       SHARED-OTHER 1               585,000
MGM RESORTS
 INTERNATIONAL      COM               552953101 12,244    1,139,000      SH       SHARED-OTHER 1               1,139,000

                                                                                                             VOTING AUTHORITY
                                                  VALUE      SHRS OR     SH/ PUT/  INVESTMENT   OTHER   --------------------------
   NAME OF ISSUER    TITLE OF CLASS     CUSIP   (x$1000)     PRN AMT     PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED      NONE
----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP      COM               594918104 3,125     105,000        SH       SHARED-OTHER 1               105,000
NAVISTAR INTL CORP
 NEW                NOTE 3.000%10/1   63934EAL2 2,763     131,000        SH       SHARED-OTHER 1               131,000
NEWS CORP           CL A              65248E104 20,392    832,000        SH       SHARED-OTHER 1               832,000
OMNICARE INC        COM               681904108 22,736    669,300        SH       SHARED-OTHER 1               669,300
OWENS CORNING NEW   COM               690742101 4,350     130,000        SH       SHARED-OTHER 1               130,000
PRECISION CASTPARTS
 CORP               COM               740189105 8,673     53,100         SH       SHARED-OTHER 1               53,100
ROCKWELL AUTOMATION
 INC                COM               773903109 12,992    186,800        SH       SHARED-OTHER 1               186,800
SBA COMMUNICATIONS
 CORP               COM               78388J106 15,951    253,600        SH       SHARED-OTHER 1               253,600
SCHLUMBERGER LTD    COM               806857108 12,166    168,200        SH       SHARED-OTHER 1               168,200
SELECT SECTOR SPDR
 TR                 SBI INT-FINL      81369Y605 13,782    884,000        SH       SHARED-OTHER 1               884,000
SEMGROUP CORP       CL A              81663A105 4,370     118,600        SH       SHARED-OTHER 1               118,600
SHERWIN WILLIAMS CO COM               824348106 9,262     62,200         SH       SHARED-OTHER 1               62,200
TARGET CORP         COM               87612E106 15,842    249,600        SH       SHARED-OTHER 1               249,600
TENARIS S A         SPONSORED ADR     88031M109 6,319     155,000        SH       SHARED-OTHER 1               155,000
TEREX CORP NEW      COM               880779103 3,744     165,800        SH       SHARED-OTHER 1               165,800
TRANSDIGM GROUP INC COM               893641100 13,137    92,600         SH       SHARED-OTHER 1               92,600
U S G CORP          COM NEW           903293405 2,430     110,700        SH       SHARED-OTHER 1               110,700
VISA INC            COM CL A          92826C839 4,378     32,600         SH       SHARED-OTHER 1               32,600

                                                                                                             VOTING AUTHORITY
                                                  VALUE      SHRS OR     SH/ PUT/  INVESTMENT   OTHER   --------------------------
   NAME OF ISSUER    TITLE OF CLASS     CUSIP   (x$1000)     PRN AMT     PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED      NONE
----------------------------------------------------------------------------------------------------------------------------------
WABCO HLDGS INC     COM               92927K102 9,700     168,200        SH       SHARED-OTHER 1               168,200
WILLIAMS SONOMA INC COM               969904101 13,112    298,200        SH       SHARED-OTHER 1               298,200